Equity Method Investments (Diana Mariners) (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Equity Method Investments [Line Items]
Equity method investments	$ 42,826	$ 15,769
Accounts receivable, trade	6,565	5,870
Equity Method Investee [Member]
Schedule Of Equity Method Investments [Line Items]
Accounts receivable, trade	$ 100	0
Diana Mariners [Member] | Cebu [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	24.00%
Equity method investments	$ 389	$ 272